INCOME TAX - Reconciliation of effective tax rate (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Accounting profit	$ 8,757,917	$ 8,147,526	$ 9,744,786
Applicable tax with nominal rate	(3,503,167)	(3,259,011)	(3,703,019)
Non-deductible expenses to determine taxable profit (loss)	(378,428)	(478,901)	(425,458)
Accounting and non-tax expense (income) to determine of taxable profit (loss)	665,224	667,744	978,468
Differences in accounting bases	559,244	(106,648)	(19,448)
Fiscal and non-accounting expense (income) to determine of taxable profit (loss)	(982,937)	(652,607)	(470,063)
Ordinary activities income exempt from taxation	1,550,137	1,563,793	832,822
Ordinary activities income not constituting income or occasional tax gain	79,525	67,132	120,513
Tax deductions	209,076	156,543	374,233
Goodwill Depreciation	461	2,478	461
Tax depreciation surplus	212,694	223,901	162,111
Untaxed recoveries	(103,017)	(64,516)	(40,559)
Tax rate effect in other countries	(293,596)	(121,597)	(319,825)
Prior fiscal terms	94,418	22,825	39,137
Tax discounts	8,250	0	0
Other effects of the tax rate by reconciliation between accounting profit and tax expense (income)	(510,220)	46,309	(277,794)
Total income tax	$ (2,392,336)	$ (1,932,555)	$ (2,748,421)
Colombia
INCOME TAX
Nominal income tax rate	35.00%	35.00%	31.00%
Income tax points liquidated	5.00%	5.00%	3.00%